Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended
	Oct. 30, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
NovaTide Flexible Allocation ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,989	$ 10,001	$ 10,226	$ 10,260	$ 9,817	$ 10,436	$ 10,589	$ 10,443	$ 10,262	$ 10,725
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	10,051	10,058	10,203	10,126	9,622	10,631	11,191	11,084	11,077	11,379
60% MSCI ACWI Index / 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,012	$ 10,085	$ 10,302	$ 10,428	$ 9,850	$ 10,500	$ 10,840	$ 10,757	$ 10,739	$ 10,930